Net Interest Income - Summary of Interest Income, Interest Expense and Net Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss	₩ 1,746		₩ 3,186		₩ 1,723
Securities measured at fair value through profit or loss	1,400,912		913,617		579,128
Loans measured at fair value through profit or loss	12,708		12,932		9,537
Securities measured at fair value through other comprehensive income	2,225,549		1,629,157		784,980
Loans measured at fair value through other comprehensive income	39,084		17,429		4,618
Due from financial institutions measured at amortized cost	351,797		165,948		66,375
Securities measured at amortized cost	1,123,957		659,549		765,656
Loans measured at amortized cost	23,439,034		17,018,242		12,745,780
Insurance finance income	23,954		16,667		0
Other	526,338		350,850		253,081
Interest income	29,145,079	$ 22,576,109	20,787,577	[1]	15,210,878	[2]
Interest expenses
Deposits	10,052,830		4,637,420		2,218,556
Borrowings	2,519,463		1,291,380		510,385
Debentures	2,306,823		1,640,773		1,169,708
Insurance finance expense	1,576,656		1,495,621		0
Other	547,590		207,058		82,657
Sub-total	17,003,362	13,170,997	9,272,252	[1]	3,981,306	[2]
Net interest income	₩ 12,141,717	$ 9,405,112	₩ 11,515,325	[1]	₩ 11,229,572	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.